Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,430,459,414.00
Previously Paid Amount	0.00
Total Fee Amount	138,100.00
Total Offset Amount	0.00
Net Fee	$ 138,100.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A